Payables from acquisition of subsidiaries (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Payable from acquisition of subsidiaries
Balance, beginning of period	R$ 507,361	R$ 149,765
Proceeds from acquisition of subsidiaries		680,015
Contractual Amendment - Change of Contractual Condition		(73,134)
Accrued Interest	40,303	40,069
Payment of principal	(487,326)	(236,461)
Payment of interests	R$ (60,338)	(52,893)
Balance, end of period		507,361
Non-current		R$ 507,361